Notes Payable (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
The table below reflects all notes payable at December 31, 2015 and December 31, 2014, respectively, with the exception of related party notes disclosed in Note 8 - Notes Payable - Related Parties.

	December 31,	December 31,
	2015	2014
Authority Loan No. 1, due August 1, 2018	$493,373	$600,429
Authority Loan No. 2, due August 1, 2018	559,661	657,006
The $10,800 Taglich Brothers Note	-	10,800
Notes payable due December 31, 2015	135,000	347,795
Total notes payable	$1,188,034	$1,616,030
Less current portion	(401,573)	(1,071,708)
Long-term portion of notes payable	$786,461	$544,322

Schedule of Maturities of Long-term Debt [Table Text Block]
Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, as described in this Note 7 are as follows:

For the Twelve-Month
Period Ended December 31,	Amount
2016	$401,573
2017	360,496
2018	425,965
Total	$1,188,034